Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ 5,237	$ 9,727
Adjustments for:
Stock-based compensation	509	1,882
Depreciation	9	9
Amortization and others	179	181
Changes in non-cash operating balances:
Accounts receivable and other receivables	3	8
Inventory	0	0
Prepaid expenses and other current assets	(3)	25
Accounts payable and accrued liabilities	584	51
Net cash flows used in operating activities	(3,956)	(7,571)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	(2)
Net cash flows used in investing activities	0	(2)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of share capital	6,007	7,283
Repayment of operating lease and financing obligation	(177)	(179)
Net cash flows provided by financing activities	5,830	7,104
Net increase (decrease) in cash and cash equivalents	1,874	(469)
CASH AT BANK
Beginning of the period	830	3,611
End of the period	2,704	3,142
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and related liability	$ 0	$ 0